ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	March 31,	March 31,
	2024	2023
Customer security deposit (1)	$71,333	$97,022
Professional service fee payable	—	60,000
Rent payable	9,720	17,739
Others	24,106	29,724
Accrued expenses and other current liabilities	$105,159	$204,485
(1)	Customer security deposit mainly includes deposits paid by customers of leasing equipment business.